Liability Related to the Sale of Future Royalties (Tables)	12 Months Ended
Dec. 31, 2022
Conduit Pharmaceuticals Limited [Member]
Schedule of Liability for the Sale of Future Revenue

The following table presents as of December 31, 2022 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2021	$2,958
Sale of future royalties	1,439
Foreign currency exchange impact	(314)
December 31, 2022	$4,083